S000001259 [Member] Expense Example - LIMITED TERM U.S. GOVERNMENT FUND - LIMITED TERM U.S. GOVERNMENT FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	$ 912